DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2014
DEFERRED FINANCING COSTS [Abstract]
DEFERRED FINANCING COSTS

7.	DEFERRED FINANCING COSTS

In April 2015, the FASB issued ASU 2015-03 Simplifying the Presentation of Debt Issuance Costs. The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company has elected to early adopt the provisions of this ASU and is retrospectively applying this standard to all prior periods, as set forth:

	December 31, 2014			December 31, 2013
	Previous Presentation	Adjustment	Current Presentation	Previous Presentation	Adjustment	Current Presentation
Assets:
Deferred financing costs, net	$36,206	$(36,206)	$—	$41,979	$(41,979)	$—
Liabilities:
Mortgage notes payable, net	$1,259,430	$(36,206)	$1,223,224	$1,077,172	$(41,979)	$1,035,193
The deferred financing costs summarized in the following table are presented as a reduction to "Mortgage notes payable, net" in the Consolidated Balance Sheets.

	December 31, 2014	December 31, 2013
Gross carrying amount	$45,569	$43,011
Accumulated amortization	(9,363)	(1,032)
Deferred financing costs, net	$36,206	$41,979

Amortization of deferred financing costs is reported within interest expense in the Consolidated Statements of Operations.